7. Notes Payable and Capital Lease Obligations: Schedule of Maturities of Notes Payable and Capital Lease Obligations (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Maturities of Notes Payable and Capital Lease Obligations
2015	$225,826
2016	158,119
2017	18,229
2018	19,353
2019	20,547
2020 and thereafter	3,547